Discontinued Operations - Schedule of Discontinued Operations in Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Discontinued Operations in Consolidated Statements of Operations [Line Items]
Selling, general, and administrative expenses				$ 780
Loss on sale of subsidiary				316,343	$ (316,343)
Loss from discontinued operations, net of tax				$ 317,123	317,123	104,595
Selling, general, and administrative expenses [Member]
Schedule of Discontinued Operations in Consolidated Statements of Operations [Line Items]
Selling, general, and administrative expenses					780	104,595
Loss on sale of subsidiary					316,343
Loss from discontinued operations, net of tax					$ 317,123	$ 104,595